Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)

UMB PROFIT SHARING AND 401(k) SAVINGS PLAN

EIN: 43-0903811 PLAN NUMBER: 001
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
DECEMBER 31, 2025
(a)	(b)	(c)	(d)	(e)
	Identity of Issue, Borrower, Lessor or Similar Party	Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	Cost**	Current Value
		Mutual Funds:
	Vanguard	Total International Stock Index		$13,664,418
	Carillon Reams	Core Bond Fund Class I		16,653,003
	T. Rowe Price	Mid-Cap Growth Fund		24,006,434
	T. Rowe Price	Small-Cap Stock Fund		29,811,706
	Vanguard	Selected Value Fund		7,269,584
	Vanguard	Small-Cap Value Index Fund Institutional Shares		9,324,229
	T. Rowe Price	Retirement 2005 Fund		421,184
	T. Rowe Price	Retirement 2015 Fund		215,718
	T. Rowe Price	Retirement 2025 Fund		11,412,314
	T. Rowe Price	Retirement 2035 Fund		27,081,366
	T. Rowe Price	Retirement 2045 Fund		22,381,918
	T. Rowe Price	Retirement 2055 Fund		15,464,412
	T. Rowe Price	Retirement 2050 Fund		38,541,950
	T. Rowe Price	Retirement 2065 Fund		4,229,922
	Dodge & Cox	Stock Fund Class I		43,182,514
	Vanguard	Mid-Cap Index Fund Institutional Share		33,969,201
	Vanguard	Small-Cap Index Fund Institutional Shares		17,941,237
	Dodge & Cox	International Stock Fund		38,946,653
	Vanguard	International Growth Fund Admiral Shares		11,850,594
	Vanguard	Balanced Index Fund Institutional Shares		153,746,477
	T. Rowe Price	Retirement 2040 Fund		44,053,132
	T. Rowe Price	Retirement 2030 Fund		40,576,424
	T. Rowe Price	Retirement 2020 Fund		7,081,530
	T. Rowe Price	Retirement 2010 Fund		1,578,465
	T. Rowe Price	Retirement 2060 Fund		11,782,123
*	Fidelity	Blue Chip Growth Fund - Class K		144,751,214
*	Fidelity	U.S. Bond Index Fund		16,019,440
		Money Market Fund:
	Vanguard	Cash Reserves Federal Money Market		32,491,794
		Collective Investment Trust:
	S&P 500	Index Fund Class C		117,202,380
		Stock:
*	UMB	UMB Company Stock		21,348,783

*	Participant Loans	Interest rates from 2.25% to 10.50%; maturity dates through June 2041		11,362,497
				$968,362,616

*	Represents party in interest to the Plan.
**	Cost not required for participant directed investments.

The above information is required for disclosure for Form 5500, Schedule H, Part IV, line 4i.